Note 14 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2024	December 31, 2025
Interest rate swap contract	Current assets - Derivatives	120,675	-
FFA contracts	Current assets – Derivatives	-	84,510
Interest rate swap contract	Long-term assets – Derivatives	144,523	-
Total derivatives assets		265,198	84,510

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain / (loss) recognized	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
Interest rate swap contracts – Change in fair value	Gain / (loss) on derivatives, net	(1,923,681)	86,340	(265,198)
Interest rate swap contracts - Realized gain	Gain / (loss) on derivatives, net	1,941,446	218,454	136,513
FFA contracts – Change in fair value	Gain / (loss) on derivatives, net	(1,328,550)	1,287,720	84,510
FFA contracts – Realized gain / (loss)	Gain / (loss) on derivatives, net	2,529,160	(954,817)	-
Total gain / (loss) on derivatives, net		1,218,375	637,697	(44,175)